Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables	$ 4,740	$ 2,761
Value added taxes receivable	3,219	1,916
Other receivables	249	425
Trade and other receivables	$ 8,208	$ 5,102